Organization and principal activities (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Net revenues	$ 28,445,025	$ 20,290,287	$ 16,478,455	$ 16,478,455
Net loss	31,127,184	12,384,303	3,438,370
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net revenues	4,928,261	7,156,742	12,251,518
Net loss	$ (1,025,151)	$ (579,948)	$ (998,709)